Summary of Significant Accounting Policies: Policyholder Account Balances (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Policyholder Account Balances

Policyholder Account Balances

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies.  The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges.  The average credited rate was 4.5% in 2014, 2013 and 2012.  The future minimum guaranteed interest rate during the life of the contracts is 4.5%.

The single premium deferred annuities, which are included in policyholder account balances, have two risk control accounts, referred to as the Secure and Growth Accounts; the Secure Account has a yearly credited interest rate floor of 0%, and the yearly Growth Account floor is -10%.  The Secure and Growth Accounts both have credited interest rate caps that vary with issuance. Interest is credited at the end of each contract year during the selected index term based on the allocation between risk control accounts and the performance of an external index during that contract year. The growth account is based on the S&P 500 Index.  At the end of the initial index term only the Secure Account will be available as an option to the policyholder.  The average annualized credited rate was 1.10% and .72% in 2014 and 2013, respectively.